Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of components of income tax expense (benefit)
Income tax expense consists of the following (in thousands):

	Year Ended December 31,
	2023	2022
Current expense (benefit):
Federal	$—	$—
State	—	—

Total current expense (benefit):	$—	$—
Deferred expense (benefit):
Federal	$11,207	$7,407
State	3,361	2,189

Deferred tax benefit	14,568	9,596
Less change in valuation allowance	(14,568)	(9,596)

Total income tax expense (benefit):	$—	$—

Summary of reconciliation of income tax expense (benefit)
The components of the Company’s loss before income tax expense are compromised solely of domestic sources. The reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	21.0%	21.0%
State income taxes	7.8%	6.8%
Foreign rate differential	0.1%	0.0%
Permanent differences	1.2%	-0.3%
Equity-based compensation	-0.4%	-0.6%
Preferred stock liability fair value adjustment	0.0%	0.4%
Tax credits	4.4%	2.5%
Change in valuation allowance	-34.0%	-29.8%

Effective income tax rate	0.0%	0.0%

Summary of deferred tax assets and liabilities
Significant components of the Company’s deferred tax assets and liabilities consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$11,392	$7,765
Research credits	4,336	1,579
Lease liability	817	1,575
Capitalized R&D expenses	14,595	7,027
Accruals & other	1,027	859

Total deferred tax assets	32,167	18,805

Valuation allowance	(30,228)	(15,658)

Net deferred tax assets	$1,939	$3,147

Deferred tax liabilities
Depreciation	$(1,210)	$(1,530)
Right of use asset	(729)	(1,617)

Total deferred tax liabilitites	(1,939)	(3,147)

Net deferred tax assets (liability)	$—	$—